Convertible Preferred Stock and Stockholders' Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Oct. 26, 2020	Jul. 08, 2020	Jul. 07, 2020	Oct. 31, 2018	Mar. 31, 2018	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Class of Stock [Line Items]
Shares issued on conversion of convertible preferred stock		29,479,521				29,479,521	29,479,521		29,479,483
Preferred stock, shares outstanding						0	0		19,513,939	18,640,901
New common stock issued and sold	5,750,000					11,526,134
Common stock issue price per share	$ 38.50					$ 22.00	$ 22.00
Net proceeds from offerings							$ 439,478
Number of additional shares issued		1,401,836	1,401,836			1,401,836
Common Stock, Par or Stated Value Per Share						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, liquidation value									$ 239,244
Net Proceeds									$ 19,943	$ 49,933
Series A One Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding									3,559,995
Preferred stock, liquidation value									$ 10,000
Series A Two Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding									2,579,994
Preferred stock, liquidation value									$ 10,000
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding									4,058,731
Preferred stock, liquidation value									$ 16,944
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued on conversion of convertible preferred stock			29,479,521
Preferred stock, shares outstanding						0	0
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding									601,151
Preferred stock, liquidation value									$ 7,000
Series D Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding									1,751,871
Preferred stock, liquidation value									$ 30,000
Series E Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding									6,089,159
Preferred stock, liquidation value									$ 145,300
Net Proceeds					$ 49,933
Series F Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding									873,038
Preferred stock, liquidation value									$ 20,000
Net Proceeds				$ 19,943
IPO [Member]
Class of Stock [Line Items]
Net proceeds from offerings						$ 231,228
FollowOnOfferingMember
Class of Stock [Line Items]
Net proceeds from offerings	$ 208,046